Cover	Mar. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 05, 2022
Entity File Number	1-14315
Entity Registrant Name	Cornerstone Building Brands, Inc.
Entity Central Index Key	0000883902
Entity Tax Identification Number	76-0127701
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5020 Weston Parkway,
Entity Address, Address Line Two	Suite 400,
Entity Address, City or Town	Cary
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27513
City Area Code	866
Local Phone Number	419-0042
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.01 par value per share
Trading Symbol	CNR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false